INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories consist of the following:
	May 31, 2026	August 31, 2025

Finished goods	$131,201	$145,533
Raw materials and supplies	179,759	170,975

Total	$310,960	$316,508
Inventories consist of the following:
	August 31, 2025	August 31, 2024

Finished goods	$145,533	$334,917
Raw materials and supplies	170,975	125,130

Total	$316,508	$460,047